Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Investments held in trust account- Money Market Funds		$ 349,927,313	$ 484
Investments held in trust account- U.S. Treasury Securities		349,927,313	345,105,197
Total Investments held in Trust Account		349,927,313	345,105,681
Warrant liabilities – Public warrants	$ 2,164,013	1,725,000	4,916,250
Warrant liabilities – Private warrants	1,583,375	1,253,333	3,572,000
Convertible Note – April 1, 2022	443,067	338,200
Convertible Note – June 6, 2022	443,067	338,200
Convertible Note – December 14, 2022	287,993	152,200
Total Warrant liabilities	4,921,515	3,806,933	8,488,250
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Investments held in trust account- Money Market Funds		349,927,313	484
Investments held in trust account- U.S. Treasury Securities		349,927,313	345,105,197
Total Investments held in Trust Account		349,927,313	345,105,681
Warrant liabilities – Public warrants			4,916,250
Warrant liabilities – Private warrants
Convertible Note – April 1, 2022
Convertible Note – June 6, 2022
Convertible Note – December 14, 2022
Total Warrant liabilities			4,916,250
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Investments held in trust account- Money Market Funds
Investments held in trust account- U.S. Treasury Securities			0
Total Investments held in Trust Account			0
Warrant liabilities – Public warrants	2,164,013	1,725,000
Warrant liabilities – Private warrants
Convertible Note – April 1, 2022
Convertible Note – June 6, 2022
Convertible Note – December 14, 2022
Total Warrant liabilities	2,164,013	1,725,000	0
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Investments held in trust account- Money Market Funds
Investments held in trust account- U.S. Treasury Securities
Total Investments held in Trust Account
Warrant liabilities – Public warrants
Warrant liabilities – Private warrants	1,583,375	1,253,333	3,572,000
Convertible Note – April 1, 2022	443,067	338,200
Convertible Note – June 6, 2022	443,067	338,200
Convertible Note – December 14, 2022	287,993	152,200
Total Warrant liabilities	$ 2,757,502	$ 2,081,933	$ 3,572,000